CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net sales	$ 36,662	$ 35,466	$ 34,392
Costs, expenses and other
Cost of products and services sold	22,995	22,347	22,061
Research and development expenses	1,456	1,478	1,333
Selling, general and administrative expenses	5,127	5,214	4,798
Other (income) expense	(840)	(366)	(1,378)
Interest and other financial charges	765	414	343
Total costs, expenses and other	29,503	29,087	27,157
Total Income before taxes	7,159	6,379	7,235
Tax expense	1,487	1,412	1,625
Net income	5,672	4,967	5,610
Less: Net income attributable to noncontrolling interest	14	1	68
Net income attributable to Honeywell	$ 5,658	$ 4,966	$ 5,542
Earnings per share of common stock - basic (in dollars per share)	$ 8.53	$ 7.33	$ 8.01
Earnings per share of common stock - assuming dilution (in dollars per share)	$ 8.47	$ 7.27	$ 7.91
Product
Net sales	$ 25,773	$ 25,960	$ 25,643
Costs, expenses and other
Cost of products and services sold	16,977	16,955	17,082
Service
Net sales	10,889	9,506	8,749
Costs, expenses and other
Cost of products and services sold	$ 6,018	$ 5,392	$ 4,979